Consolidated balance sheets (CHF) In Millions, except Share data, unless otherwise specified	Jun. 30, 2014		Mar. 31, 2014		Dec. 31, 2013		Jun. 30, 2013
Assets (CHF million)
Cash and due from banks	66,469		65,972		68,692		56,584
of which reported at fair value	724		404		527		386
Interest-bearing deposits with banks	1,749		1,728		1,515		1,563
of which reported at fair value	309		308		311		396
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	165,744		162,890		160,022		173,404
of which reported at fair value	86,586		88,081		96,587		99,972
Securities received as collateral, at fair value	21,611		23,029		22,800		21,675
of which encumbered	16,737		18,184		17,964		17,100
Trading assets, at fair value	235,427		237,069		229,413		245,834
of which encumbered	75,778		72,288		72,976		68,048
Investment securities	3,323		3,320		2,987		3,546
of which reported at fair value	3,323		3,320		2,987		3,546
Other investments	7,709		7,806		10,329		11,628
of which reported at fair value	5,252		5,274		7,596		8,603
Net loans	254,532		250,659		247,054		246,186
of which reported at fair value	19,897		19,980		19,457		19,570
of which encumbered	92		702		638		568
allowance for loan losses	(821)		(866)		(869)		(900)
Premises and equipment	4,811		4,926		5,091		5,459
Goodwill	7,983		7,956		7,999		8,554
Other intangible assets	245		228		210		237
of which reported at fair value	66		55		42		39
Brokerage receivables	56,309		49,353		52,045		72,247
Other assets	64,689		62,405		63,065		72,986
of which reported at fair value	31,273		32,588		31,518		38,168
of which encumbered	439		610		722		674
Assets of discontinued operations held-for-sale	979		749		1,584		0
Total assets	891,580		878,090		872,806		919,903
Liabilities and equity (CHF million)
Due to banks	26,701		24,211		23,108		29,440
of which reported at fair value	998		1,270		1,450		1,903
Customer deposits	346,296		348,450		333,089		328,389
of which reported at fair value	3,229		3,170		3,252		3,600
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	88,066		88,675		94,032		99,073
of which reported at fair value	60,529		70,824		76,104		79,443
Obligation to return securities received as collateral, at fair value	21,611		23,029		22,800		21,675
Trading liabilities, at fair value	75,129		73,029		76,635		89,917
Short-term borrowings	29,426		24,181		20,193		20,976
of which reported at fair value	7,132		6,305		6,053		5,620
Long-term debt	143,827		132,434		130,042		133,505
of which reported at fair value	70,217		64,694		63,369		63,942
Brokerage payables	68,842		70,250		73,154		91,404
Other liabilities	48,913		48,768		51,447		56,117
of which reported at fair value	20,009		21,617		21,973		23,740
Liabilities of discontinued operations held-for-sale	742		781		1,140		0
Total liabilities	849,553		833,808		825,640		870,496
Common shares	64		64		64		64
Additional paid-in capital	26,655		28,406		27,853		27,196
Retained earnings	30,392		31,092		30,261		30,405
Treasury shares, at cost	(190)		(249)		(139)		(62)
Accumulated other comprehensive income/(loss)	(15,977)		(16,083)		(15,875)		(15,201)
Total shareholders' equity	40,944		43,230		42,164		42,402
Noncontrolling interests	1,083		1,052		5,002		7,005
Total equity	42,027		44,282		47,166		49,407
Total liabilities and equity	891,580		878,090		872,806		919,903
Additional share information
Par value (in CHF per share)	0.04		0.04		0.04		0.04
Authorized shares (in shares)	2,299,616,660	[1]	2,269,616,660	[1]	2,269,616,660	[1]	2,269,616,660	[1]
Issued shares (in shares)	1,607,168,947		1,596,119,349		1,596,119,349		1,594,295,735
Treasury shares (in shares)	7,196,146		8,866,124		5,183,154		2,328,381
Common shares outstanding (in shares)	1,599,972,801	[2]	1,587,253,225	[3]	1,590,936,195		1,591,967,354	[4]
Consolidated VIEs
Assets (CHF million)
Cash and due from banks	916		737		952		1,592
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,224		1,104		1,959		1,336
Trading assets, at fair value	3,439		3,492		3,610		3,850
Investment securities	59		76		100		175
Other investments	1,928		1,951		1,983		2,196
Net loans	2,008		2,047		4,207		4,566
Premises and equipment	495		505		513		561
Other assets	13,815		13,711		14,330		15,410
Liabilities and equity (CHF million)
Customer deposits	269		233		265		167
Trading liabilities, at fair value	16		18		93		106
Short-term borrowings	8,733		5,176		4,286		4,450
Long-term debt	11,857		12,239		12,992		15,450
Other liabilities	859		777		710		1,140

[1]	Includes issued shares and unissued shares (conditional, conversion and authorized capital).
[2]	At par value CHF 0.04 each, fully paid. In addition to the treasury shares, a maximum of 680,000,000 unissued shares (conditional, conversion and authorized capital) were available for issuance without further approval of the shareholders. 498,874,240 of these shares were reserved for capital instruments.
[3]	At par value CHF 0.04 each, fully paid. In addition to the treasury shares, a maximum of 661,049,598 unissued shares (conditional, conversion and authorized capital) were available for issuance without further approval of the shareholders. 498,874,240 of these shares were reserved for capital instruments.
[4]	At par value CHF 0.04 each, fully paid. In addition to the treasury shares, a maximum of 662,873,212 unissued shares (conditional, conversion and authorized capital) were available for issuance without further approval of the shareholders. 498,874,240 of these shares were reserved for capital instruments.